Common Stock and Additional Paid in Capital - Schedule of Warrants Assumptions (Details)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk Free Interest Rate [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, percent	0.18		1.62
Expected Term (Years) [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, term	3 years		3 years
Expected Dividend Rate [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, percent	0	0.00	0.00
Expected Volatility [Member]
Operating Loss Carryforwards [Line Items]
Warrants and rights outstanding, measurement input, percent	299.7		280